Intangible Assets and Goodwill - Narrative (Details) $ in Thousands	12 Months Ended
	Mar. 31, 2025 CAD ($) segment	Mar. 31, 2024 CAD ($)
Disclosure of detailed information about intangible assets [line items]
Intangible assets that are fully depreciated and in use	$ 113,400	$ 108,800
Goodwill	$ 43,871	$ 43,180
Number of reportable segments | segment	2
Canadian Cannabis CGU
Disclosure of detailed information about intangible assets [line items]
Impairment of intangible assets	$ 0
Canadian Cannabis CGU | Intangible assets | Bottom of range | EBITDA margin
Disclosure of detailed information about intangible assets [line items]
Significant unobservable input, assets	0.335	0.023
Canadian Cannabis CGU | Intangible assets | Top of range | EBITDA margin
Disclosure of detailed information about intangible assets [line items]
Significant unobservable input, assets	0.528	0.048
European Cannabis CGU
Disclosure of detailed information about intangible assets [line items]
Impairment of intangible assets	$ 0	$ 0
European Cannabis CGU | Intangible assets | Bottom of range | EBITDA margin
Disclosure of detailed information about intangible assets [line items]
Significant unobservable input, assets	0.073	0.040
European Cannabis CGU | Intangible assets | Top of range | EBITDA margin
Disclosure of detailed information about intangible assets [line items]
Significant unobservable input, assets	0.114	0.149
Australian Cannabis CGU
Disclosure of detailed information about intangible assets [line items]
Impairment of intangible assets	$ 0
Australian Cannabis CGU | Intangible assets | Bottom of range | EBITDA margin
Disclosure of detailed information about intangible assets [line items]
Significant unobservable input, assets	0.004
Australian Cannabis CGU | Intangible assets | Top of range | EBITDA margin
Disclosure of detailed information about intangible assets [line items]
Significant unobservable input, assets	0.037
Plant Propagation CGU
Disclosure of detailed information about intangible assets [line items]
Estimated cash flow, projected years	7 years
Estimated cash flow, additional projected years	3 years
Impairment of intangible assets	$ 0	$ 0
Plant Propagation CGU | Intangible assets | Bottom of range | EBITDA margin
Disclosure of detailed information about intangible assets [line items]
Significant unobservable input, assets	0.20	0.24
Plant Propagation CGU | Intangible assets | Bottom of range | Gross margin
Disclosure of detailed information about intangible assets [line items]
Significant unobservable input, assets	0.278	0.30
Plant Propagation CGU | Intangible assets | Top of range | EBITDA margin
Disclosure of detailed information about intangible assets [line items]
Significant unobservable input, assets	0.25	0.26
Plant Propagation CGU | Intangible assets | Top of range | Gross margin
Disclosure of detailed information about intangible assets [line items]
Significant unobservable input, assets	0.332	0.32
Cannabis segment
Disclosure of detailed information about intangible assets [line items]
Goodwill	$ 25,200	$ 24,500
Cannabis segment | Canadian Cannabis CGU
Disclosure of detailed information about intangible assets [line items]
Estimated cash flow, projected years	4 years
Cannabis segment | European Cannabis CGU
Disclosure of detailed information about intangible assets [line items]
Estimated cash flow, projected years	4 years
Cannabis segment | Australian Cannabis CGU
Disclosure of detailed information about intangible assets [line items]
Estimated cash flow, projected years	4 years
Plant propagation segment
Disclosure of detailed information about intangible assets [line items]
Goodwill	$ 18,700	$ 18,700
Estimated cash flow, projected years	7 years
Estimated cash flow, additional projected years	3 years